Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note B — Summary of Significant Accounting Policies

Basis of Accounting

Our consolidated financial statements are prepared on the accrual basis of accounting and in accordance with principles generally accepted in the United States of America (“GAAP”) for financial information as contained in the Financial Accounting Standards Board (“FASB”) ASC, and in conjunction with rules and regulations of the Securities and Exchange Commission (“SEC”). In the opinion of management, all normal recurring adjustments considered necessary to give a fair presentation of operating results for the periods presented have been included. Certain prior period amounts have been reclassified to conform to the current period presentation. There was no impact to our financial position as a result of any reclassification.

Going Concern

Going Concern—The accompanying consolidated financial statements are prepared in accordance with GAAP applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The going concern basis assumes that the Company will be able to meet its obligations and continue its operations one year from the date of the issuance of the Annual Report, which is dependent upon the Company’s ability to effectively implement plans related to the secured debt that matures within one year after the date of the issuance of the Annual Report.

The Company has incurred net losses since its inception and anticipates net losses for the near future. As of December 31, 2023, the Company has $96.3 million of debt due within twelve months. In February 2024, the Company refinanced $5.5 million of notes payable maturing in March 2024 with a new maturity date of March 1, 2029. After the completion of these refinancing transactions, the Company has $90.8 million of debt capitalizamaturing within twelve months of the date of the issuance of the Annual Report which is comprised of $58.7 million related to the Revolving Credit Facility and $32.1 million of notes payable.

The Company is currently analyzing financial and strategic alternatives in order to satisfy these debt maturities. While there can be no assurance that the Company will satisfy the debt prior to or at maturity, management has determined it is probable that it will be able to address these maturities by (i) refinancing the Revolving Credit facility or executing extension options through June 2025 made available under the Third Amendment to the Credit Agreement effective March 1, 2024 and (ii) refinancing the notes payable and/or selling the real estate investments and utilizing the sales proceeds to satisfy the related notes payable. As such the Company has concluded that these plans alleviate substantial doubt about the Company’s ability to continue as a going concern.

Consolidation

The consolidated financial statements include the accounts of the Company, the Operating Company, each of their wholly owned subsidiaries, and all other entities in which we have a controlling financial interest. For entities that meet the definition of a variable interest entity (“VIE”), we consolidate those entities when we are the primary beneficiary of the entity. We are determined to be the primary beneficiary when we possess both the power to direct activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. We continually evaluate whether we qualify as the primary beneficiary and reconsider our determination of whether an entity is a VIE upon reconsideration events. All intercompany activity is eliminated in consolidation.

Noncontrolling interests on our Consolidated Balance Sheets represent the portion of equity that we do not own in the entities we consolidate. Net income or loss attributable to non-controlling interest in our Consolidated Statements of Operations represents our partners’ share of net income or loss that is generally allocated on a pro-rata basis based on ownership percentage.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management makes significant estimates regarding stock issuance, equity compensation, asset impairment, and purchase price allocations to record investments in real estate, as applicable.

Concentration

We had fourteen and fifteen parking operators during the years ended December 31, 2023 and 2022, respectively. One tenant/operator, SP + Corporation (Nasdaq: SP) (“SP+”), represented 61.3% and 60.5% of our revenue, excluding commercial revenue, for the years ended December 31, 2023 and 2022, respectively. Premier Parking Service, LLC represented 12.1% and 12.4% of our revenue, excluding commercial revenue, for the years ended December 31, 2023 and 2022, respectively.

In addition, we had concentrations in Cincinnati (19.4% and 19.2%), Detroit (10.3% and 12.5%), and Chicago (9.1% and 8.7%) based on gross book value of real estate as of December 31, 2023 and 2022, respectively.

As of December 31, 2023 and 2022, 60.1% and 59.2% of our outstanding accounts receivable balance, respectively, was with SP+.

Acquisitions

All assets acquired and liabilities assumed in an acquisition of real estate accounted for as a business combination are measured at their acquisition date fair values. For acquisitions of real estate accounted for as an asset acquisition, the fair value of consideration transferred by us (including transaction costs) is allocated to all assets acquired and liabilities assumed on a relative fair value basis.

In making estimates of fair values for purposes of allocating purchase price, we will utilize several sources, including independent third-party valuations that may be obtained in connection with the acquisition or financing of the respective property and other market data. We will also consider information obtained about each property as a result of our pre-acquisition due diligence, as well as subsequent marketing and leasing activities, in estimating the fair value of the tangible and intangible assets acquired and intangible liabilities assumed.

We allocate the purchase price of acquired properties to tangible and identifiable intangible assets acquired based on their relative fair values. Tangible assets include land, land improvements, buildings, fixtures and tenant improvements on an as-if vacant basis. We utilize various estimates, processes and information to determine the as-if vacant property value. Estimates of value are made using customary methods, including data from appraisals, comparable sales, discounted cash flow analysis and other methods. Amounts allocated to land, land improvements, buildings and fixtures are based on valuations performed by independent third parties or on our analysis of comparable properties in our portfolio. Identifiable intangible assets include amounts allocated to acquire leases for above- and below-market lease rates, the value of in-place leases, and the value of customer relationships, as applicable. The aggregate value of intangible assets related to in-place leases is primarily the difference between the property valued with existing in-place leases adjusted to market rental rates and the property valued as if vacant. In our analysis of the in-place lease intangibles, we consider multiple factors, including an estimate of carrying costs during the expected lease-up period for each property, current market conditions and costs to execute similar leases. In estimating carrying costs, we will include real estate taxes, insurance and other operating expenses and estimates of lost rentals at market rates during the expected lease-up period. Estimates of costs to execute similar leases including leasing commissions, legal and other related expenses are also utilized.

The value of lease intangibles is amortized to Depreciation and Amortization in our Consolidated Statements of Operations over the remaining term of the respective lease. If a tenant terminates its lease with us, the unamortized portion of any lease intangible is recognized over the shortened lease term.

Impairment of Long-Lived Assets

On a quarterly basis, we employ a multi-step approach to assess our real estate assets for possible impairment and record any impairment charges identified. The first step is the identification of potential triggering events, such as declines in net operating income (“NOI”) and performance compared to internal forecasts. If the results of this first step indicate a triggering event for a property, we proceed to the second step, utilizing an undiscounted cash flow model to identify potential impairment. If the undiscounted cash flows are less than the net book value of the property as of the balance sheet date, we record an impairment charge based on the fair value determined in the third step. In performing the third step, we utilize market data such as sales price per stall on comparable recent real estate transactions to estimate the fair value of the real estate assets. We also utilize expected net sales proceeds to estimate the fair value of any centers that are actively being marketed for sale. See Note O for additional discussion regarding impairment of long-lived assets.

At least annually, we review indefinite-lived intangible assets for indicators of impairment. We first evaluate qualitative factors to determine if it is more likely than not that the carrying value of an indefinite-lived intangible asset exceeds its estimated fair value. Such qualitative factors include the impact of macroeconomic conditions, changes in the industry or market, cost factors, and financial performance. If we then conclude that impairment exists, we will recognize a charge to earnings representing the difference between the carrying amount and the estimated fair value of the indefinite-lived intangible asset.

Cash, Cash Equivalents and Restricted Cash

We consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash equivalents may include cash and short-term investments. Short-term investments are stated at cost, which approximates fair value and may consist of investments in money market accounts and money market funds. Balances of cash and cash equivalents held at financial institutions may, at times, be in excess of the Federal Deposit Insurance Corporation (FDIC) insurance limit. We mitigate credit risk by placing cash and cash equivalents with major financial institutions.

Restricted cash primarily consists of escrowed tenant improvement funds, real estate taxes, capital improvement funds, insurance premiums and other amounts required to be escrowed pursuant to loan agreements.

Leases

The majority of our revenue is rental income derived from leases of our real estate assets. We account for our leases in accordance with ASC Topic 842, Leases (“ASC 842”). The majority of our leases are structured such that tenants pay base rent and percentage rent in an amount equal to a designated percentage of the amount by which gross revenues at the property during any lease year exceed a negotiated base amount; tenants are also financially responsible for all, or substantially all, property-level operating and maintenance expenses, subject to certain exceptions. We negotiate base rent, percentage rent and the base amount used in the calculation of percentage rent with the applicable tenant based on economic factors applicable to the particular parking facility and geographic market. In general, we expect that the rent received from tenants will constitute the majority of the gross receipts generated at such parking facility above the applicable negotiated threshold.

A lease is determined to be an operating, sales-type, or direct financing lease using the criteria established in ASC 842. Leases will be considered either sales-type or direct financing leases if any of the following criteria are met:

●	if the lease transfers ownership of the underlying asset to the lessee by the end of the term;
●	if the lease grants the lessee an option to purchase the underlying asset that is reasonably certain to be exercised;
●	if the lease term is for the major part of the remaining economic life of the underlying asset; or
●	if the present value of the sum of the lease payments and any residual value guaranteed by the lessee equals or exceeds substantially all of the fair value of the underlying asset.

If none of the criteria listed above are met, the lease is classified as an operating lease. Currently, all of our leases are classified as operating leases.

Certain of our lease agreements provide for tenant reimbursements of property taxes and other operating expenses that are variable depending upon the applicable expenses incurred. These reimbursements are accrued as Base Rental Income in our Consolidated Statements of Operations in the period in which the applicable expenses are incurred. Certain assumptions and judgments are made in estimating the reimbursements at the end of each reporting period. We do not expect the actual results to materially differ from the estimated reimbursements.

Lease receivables are reviewed each reporting period to determine whether or not it is probable that we will realize substantially all lease payments from our tenants. If we determine it is not probable that we will collect substantially all of the remaining lease payments from a tenant, revenue for that tenant is recorded on a cash basis. Future rental income for that tenant will then be recognized on a cash basis, including any amounts relating to tenant reimbursement of expenses and receivables related to straight-line rent. We will resume recording lease income on an accrual basis for cash-basis tenants once we believe the collection of rent for the remaining lease term is probable, which will generally be after a period of regular payments. Under ASC 842, the aforementioned adjustments as well as any reserve for disputed charges are recorded as a reduction of Base Rental Income on the Consolidated Statements of Operations. Additionally, we may record a general reserve based on a review of operating lease receivables at a company level to ensure they are properly valued based on analysis of historical bad debt, outstanding balances, and the current economic climate. Receivables on our Consolidated Balance Sheets exclude amounts removed related to tenants considered to be non-creditworthy, which were not material as of December 31, 2023 and 2022.

Investments in Real Estate

Investments in real estate are recorded at cost. Improvements and replacements are capitalized when they extend the useful life of the asset. Costs of repairs and maintenance are expensed as incurred. Depreciation is recognized on a straight-line method over the estimated useful lives of each asset type. We periodically assess the reasonableness of useful lives which generally have the following lives, by asset class: up to 40 years for buildings, 15 years for land improvements, five years for fixtures and the shorter of the useful life or the remaining lease term for tenant improvements and leasehold interests, generally one to 20 years.

Stock-Based Compensation

Stock-based compensation for equity awards is based on the grant date fair value of the equity awards and is recognized as General and Administrative in our Consolidated Statements of Operations over the requisite service or performance period. Forfeitures are recognized as incurred. Certain equity awards are subject to vesting based upon the satisfaction of various service, market, or performance conditions. Fair value for our performance-based awards is calculated using the Monte Carlo method, which is intended to estimate the fair value of the awards using dividend yields, expected volatilities that are primarily based on available implied data and peer group companies’ historical data, and post-vesting restriction periods.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and net operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when management determines that it is more likely than not that all or some portion of the deferred tax asset will not be realized. A full valuation allowance has been recorded for deferred tax assets due to our history of taxable losses.

We use a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolutions of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more likely than not of being realized upon ultimate settlement. We believe that our income tax filing positions and deductions would be sustained upon examination; thus, we have not recorded any uncertain tax positions as of December 31, 2023 and 2022.

Reportable Segments

Our principal business is the ownership, operation and management of parking facilities at a consolidated level. We do not distinguish our principal business, or group our operations, by geography or size for purposes of measuring performance. Accordingly, we have presented our results as a single reportable segment.

Recently Issued Accounting Standards

The following table provides a brief description of recent accounting pronouncements that could have a material effect on our consolidated financial statements:

Standard	Description	Planned Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2023-07—Segment Reporting (TOPIC 280): Improvements to Reportable Segment Disclosures	The amendments improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements.	December 31, 2024	We are currently evaluating the impact the adoption of this standard will have on our consolidated financial statements.
ASU 2023-09—Income Taxes (TOPIC 740): Improvements to Income Tax Disclosures	The amendments require additional categories within the tax rate reconciliation and provide additional information on reconciling items that are 5% or more.	December 31, 2024	We are currently evaluating the impact the adoption of this standard will have on our disclosures.